TAXATION - SCHEDULE OF EARLIEST OPEN TAX PERIOD (Details) - Foreign Tax Authority	12 Months Ended
Dec. 31, 2016
United Kingdom
Income Tax Examination [Line Items]
Earliest open tax period	2013
Brazil
Income Tax Examination [Line Items]
Earliest open tax period	2011
Indonesia
Income Tax Examination [Line Items]
Earliest open tax period	2014
Kuwait
Income Tax Examination [Line Items]
Earliest open tax period	2016
Jordan
Income Tax Examination [Line Items]
Earliest open tax period	2015